Business Combinations - Acquisition of Assets from NattyMac, LLC (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012	Aug. 30, 2012
Contingent consideration arrangements:
Contingent earn-out liabilities	$ 3,791,000	$ 2,095,000
NattyMac, LLC | Earn-out liability
Contingent consideration arrangements:
Deferred purchase price (in usd per mortgage loan) the Company agreed to pay to the seller			75
Contingent consideration, undiscounted amount of future payments, low range	0
Contingent consideration, undiscounted amount of future payments, high range	2,250,000
Number of mortgage loans funded through NattyMac's loan warehousing business	383
Period for payout of contingent consideration	2 years
NattyMac, LLC | Earn-out liability | Income approach valuation technique
Contingent consideration arrangements:
Contingent earn-out liabilities	$ 2,085,000	$ 2,095,000
Discount rate used	5.37%	5.30%